Business segment information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Business segment information [Abstract]
Number of reportable business segments	3	3	3	3
Segment Reporting Information [Line Items]
Revenue from external customers:	$ 355,144	$ 367,633	$ 1,051,170	$ 1,050,749
Operating income:	65,645	88,508	197,086	220,683
Depreciation and amortization expense:	17,779	19,379	56,462	54,663
Total assets:	1,387,387	1,324,851	1,387,387	1,324,851	1,308,691
Capital asset purchases:	8,930	10,547	28,226	31,613
Small Business Service [Member]
Segment Reporting Information [Line Items]
Revenue from external customers:	214,442	206,572	617,600	592,063
Operating income:	34,650	45,298	104,749	104,843
Depreciation and amortization expense:	11,437	11,099	33,970	34,230
Total assets:	816,500	779,588	816,500	779,588
Capital asset purchases:	0	0	0	0
Financial Service [Member]
Segment Reporting Information [Line Items]
Revenue from external customers:	85,194	102,614	259,865	302,307
Operating income:	14,128	27,157	43,039	71,178
Depreciation and amortization expense:	3,292	2,911	9,457	8,880
Total assets:	104,375	65,054	104,375	65,054
Capital asset purchases:	0	0	0	0
Direct Check [Member]
Segment Reporting Information [Line Items]
Revenue from external customers:	55,508	58,447	173,705	156,379
Operating income:	16,867	16,053	49,298	44,662
Depreciation and amortization expense:	3,050	5,369	13,035	11,553
Total assets:	173,118	181,982	173,118	181,982
Capital asset purchases:	0	0	0	0
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from external customers:	0	0	0	0
Operating income:	0	0	0	0
Depreciation and amortization expense:	0	0	0	0
Total assets:	293,394	298,227	293,394	298,227
Capital asset purchases:	$ 8,930	$ 10,547	$ 28,226	$ 31,613